Additional paid-in capital (Details 4) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of options outstanding, beginning	5,188,501,500	5,200,501,500
Weighted average exercise price, beginning	$ 0.004	$ 0.004
Number of Options Warrants Issued	515,000,000
Weighted Average Exercise Price, Warrants issued	$ 0.010
Number of Options Options exchanged for warrants			5,200,501,500
Weighted Average Exercise Price, Options exchanged for warrants			$ 0.004
Number of Options Exercised	(3,000,000)	(12,000,000)
Weighted Average Exercise Price, Exercised	$ (0.002)	$ (0.002)
Number of options outstanding, ending	5,700,501,500	5,188,501,500	5,200,501,500
Weighted average exercise price, ending	$ 0.004	$ 0.004	$ 0.004
Number of Options Exercisable	5,400,501,500	5,188,501,500	5,200,501,500
Weighted Average Exercise Price, Exercisable	$ 0.004	$ 0.004	$ 0.004